Investment Strategy - GammaRoad Market Navigation ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation by generally tracking the performance, before fees and expenses, of the MarketVectorTM - GammaRoad U.S. Equity Strategy Index (the “Index”). Although the Fund generally seeks to track the performance of the Index, the Fund is actively-managed and from time to time will deviate from the allocations and the specific investments held by the Index. As a result, there will be periods when the Fund will not track the Index (as discussed in greater detail below).

The Index is designed to rotate its exposure between large-cap U.S. equity securities (“Equities”) and U.S. Treasury Bills (“T-Bills”) using U.S.-listed ETFs. The Index seeks to deliver comparable returns to the S&P 500® Index over the long-term, with lower volatility and drawdowns (i.e., smaller peak-to-trough declines in value as compared to peak-to-trough declines in the S&P 500® Index). The Index follows a rules-based methodology. The ETFs in the Index, under certain market conditions, will include a leveraged ETF, which means the Fund may also invest in this leveraged ETF (or a similarly managed ETF). A leveraged ETF may constitute 25% of the Fund’s portfolio at the time of rebalancing, but if there is market appreciation between rebalances, the Fund may hold more than 25% of its assets in a leveraged ETF. Additionally, the Fund may invest directly in 1-3 month T-Bills as an alternative to investing in an ETF to gain T-Bills exposure.

●	Leveraged ETFs are ETFs that seek returns, before fees and expenses, that correspond to a multiple (e.g., two times) of the performance of a reference security or index (e.g., the S&P 500® Index), typically on a daily basis.

Leveraged ETFs

During periods when the Index allocates to a leveraged ETF (i.e., when the Signal Level is at 3 as discussed further below) the Fund’s investment adviser (the “Adviser”) closely monitors the level of the S&P 500® Index. If the S&P 500® Index experiences a significant drop (i.e., 5.25% or more from the prior day’s close, equating to an approximately 10.50% decline in a 2X leveraged ETF), the Fund’s holdings will deviate from the Index because the Adviser will attempt to sell the Fund’s leveraged ETF holdings and invest the proceeds in the Index’s unleveraged equity index ETF (or a similarly managed ETF). If the Fund cannot sell its leveraged ETF holdings, the Fund may face significant losses. Except in these situations (i.e., when the S&P 500® Index drops significantly, and the Fund sells its leveraged ETF holdings to move into unleveraged equity index ETF holdings), the Fund will invest substantially all of its assets in the ETFs within the Index or in other passively managed ETFs with comparable investment objectives and strategies, at the allocations set forth the below.

The Index

The Index’s composition is determined by an aggregate index signal (the “Signal”) which indicates the degree to which the Index will be long Equities or T-Bills. While the Index itself does not incorporate leverage, exposure to Equities (via Equity ETFs) at the time of rebalancing can range from 0% to 125% through the use of leveraged ETFs.

The Signal:

The Signal is computed daily to determine the Index’s components and weights according to the table below. The Signal will have a value of 0, 1, 2, or 3, which is derived by summing the following underlying measures. For each underlying measure, a signal value of 0 means it has a “bearish” (negative) view of the U.S. large cap equity market, and a signal value of 1 means it has a “bullish” (positive) view of the U.S. large cap equity market.

●	Consumer Confidence Measure (0 or 1): This measure evaluates a sub-component of a publicly available survey on U.S. consumer confidence in comparison to its long-term and short-term quantitative trends. This measure analyzes data on consumers’ perception of current economic conditions and consumers’ perception of current job market conditions. This measure is updated monthly, typically on the last Tuesday of each month.

●	Price Direction Measure (0 or 1): This measure assesses the trend in the weekly opening and closing prices of the SPDR® S&P 500® ETF Trust. It is updated weekly on the final trading day of each week.

●	Cross Asset Measure (0 or 1): This measure compares the performance of economically sensitive commodities (such as raw materials – copper and lumber) to the performance of gold. When cyclically-sensitive commodities are outperforming gold and either the Consumer Confidence Measure or the Price Direction Measure also has a signal value of ‘1’, this is considered bullish and the signal value will be ‘1’. When gold is outperforming these commodities, this is considered bearish and the signal value will be ‘0’. This measure is updated daily on days when U.S. markets are open for trading. Data for this measure is obtained by MarketVector Indexes GmbH (the “Index Owner”) for the purposes of calculating the Signal.

If data for a specific measure is not updated on a given day, the value for that measure will remain unchanged from the previous day’s value.

Index Composition:

As of the date of this prospectus, the Index uses only the following three ETFs: SPDR® Bloomberg 1-3 Month T-Bill ETF (BIL), SPDR® S&P 500 ETF Trust (SPY), and ProShares Ultra S&P500® ETF (SSO). The table below shows the ETF rebalance weights for each of the four possible Signal levels. From time to time, the Fund may deviate from the Index by investing in other ETFs with comparable investment objectives and strategies based on liquidity and fee concerns, and/or in T-Bills. Rebalances will occur in in response to changes in the Signal levels.

ETF Name / (Exchange: Ticker)	Asset Class	Signal Level / Rebalance Weights (%)
		0	1	2	3
SPDR® Bloomberg 1-3 Month T-Bill ETF (NYSE: BIL)	U.S. Treasury Bills	100%	66.67%	33.33%	0%
SPDR® S&P 500 ETF Trust (NYSE: SPY)	Large Cap U.S. Equities	0%	33.33%	66.67%	75%
ProShares Ultra S&P500* (NYSE: SSO)	Large Cap U.S. Equities	0%	0%	0%	25%

* SSO is a 2X leveraged ETF, which seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index.

Signal Levels

●	Level 0 – Considered to be the riskiest environment for the large cap equity market. The Index and the Fund will rebalance to hold 100% T-Bill exposure to reflect the heightened risk suggested by the three measures. During these periods the economy is generally expected to be slowing and/or contracting.

●	Level 1 –The Index and the Fund will rebalance to hold 1/3rd Equities exposure and 2/3rds T-Bills exposure to reflect the increased caution and risk aversion suggested by the three measures. During these periods the economy is generally expected to be slowing and may show increasing signs of weakness.

●	Level 2 – The Index and the Fund will rebalance to hold 2/3rds Equities exposure and 1/3rd T-Bills. During these periods the economy is generally expected to be healthy and growing, although there may be cyclical headwinds to growth developing (i.e., this may be when the economy is emerging from weaker conditions, mid-cycle, and/or late cycle where it is still growing but at a slower rate).

●	Level 3 – Considered to be the most bullish environment for the large cap equity market. The Index and the Fund will hold maximum Equities exposure because all three measures indicate that the market environment is bullish. During these periods the economy is generally expected to be healthy and growing.

Daily Calculation:

The Signal is calculated on a daily basis after the close of U.S. markets (if a particular date is a full market holiday, no Signal will be taken). Index changes are implemented after the close of U.S. markets on the following day that U.S. markets are open. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund’s Investment Strategy

During periods when the Signal Level is 0, 1, or 2:

The Fund attempts to invest all, or substantially all, of its assets in BIL and/or SPY or in other passively managed ETFs with comparable investment objectives and strategies. Additionally, the Fund may invest directly in 1-3 month T-Bills.

During periods when the Signal Level is 3:

The Fund will generally continue to invest all, or substantially all, of its assets in SPY and/or SSO or in other passively managed ETFs with comparable investment objectives and strategies.

In addition, in an attempt to mitigate the risk of holding SSO (or a comparable leveraged ETF) for an extended period, the Adviser will conduct ongoing monitoring of the S&P 500® Index. If the S&P 500® Index price declines by 5.25 percent or more from the prior day’s closing price, the Adviser will attempt to fully exit its leveraged ETF positions and purchase additional shares of SPY (or a comparable unleveraged equity index ETF) with the proceeds as soon as is practical under the circumstances. The Fund will continue to hold shares of SPY (or a comparable unleveraged equity index ETF), at least until the Fund’s next regular daily rebalancing (as driven by the Index Signal level).